GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
GOODWILL AND INTANGIBLE ASSETS

9. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2019 and December 31, 2020 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2019	$419,646	155,118	574,764
SAPESCO Business Combination	23,811	22,346	46,157
Balance as of December 31, 2020	$443,457	177,464	620,921

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10.0
Trademarks and trade names	7.9
Total intangible assets	9.6

The details of the Company’s intangible assets subject to amortization are set forth below (in thousands):

	December 31, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$124,400	$(31,685)	$92,715	$121,500	$(19,239)	$102,261
Trademarks and trade names	25,940	(8,279)	17,661	25,500	(5,047)	20,453
Total intangible assets	$150,340	$(39,964)	$110,376	$147,000	$(24,286)	$122,714

The aggregate amortization expense for each of the five years subsequent to December 31, 2020 is within the range of $15.7 to $15.9 million.